Operating expenses, Stock Compensation Expenses (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Operating expense [Abstract]
Expense recognized from stock compensation | $	$ 4,211	$ 4,371	$ 4,792
Stock compensation expense [Abstract]
Contractual life for outstanding stock compensation series	1 year 1 month 2 days
Vesting value $8.22 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 8.22	$ 8.22	$ 8.22
Number of shares vested (in shares) | shares	122,057	435,960	32,445
Vesting value $4.25 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 4.25	$ 4.25	$ 4.25
Number of shares vested (in shares) | shares	167,431	163,764	125,649
Vesting value $5.52 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 5.52	$ 5.52
Number of shares vested (in shares) | shares	388,412	120,986
Vesting value $3.22 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares		$ 3.22
Number of shares vested (in shares) | shares		120,986
Vesting value $3.56 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares			$ 3.56
Number of shares vested (in shares) | shares			207,786
Vesting value $5.30 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 5.3
Number of shares vested (in shares) | shares	175,048
Vesting value $4.60 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares			$ 4.6
Number of shares vested (in shares) | shares			235,650